FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENTS	Fair Value Measurements
The fair value hierarchy categorizes into three levels the inputs to valuation techniques used to measure fair value. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs).
•Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities which the entity can access at the measurement date.
•Level 2 inputs are inputs other than quoted prices included within Level 1 which are observable for the asset or liability, either directly or indirectly such as those derived from prices.
•Level 3 inputs are unobservable inputs for the asset or liability.
There have been no changes in the classification of the financial instruments in the fair value hierarchy since December 31, 2020.
(a)Financial assets and liabilities measured at fair value on a recurring basis
The Company’s fair values of financial assets and liabilities were as follows:

	December 31, 2021
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$544.9	$544.9	$—	$—	$544.9
Short-term investments	7.6	7.6	—	—	7.6
Restricted cash	42.2	42.2	—	—	42.2
Marketable securities and warrants	40.4	40.0	—	0.4	40.4
Bond fund investments	4.7	4.7	—	—	4.7
Deferred consideration from the sale of Sadiola	18.9	—	—	18.9	18.9
Derivatives
Currency contracts	24.5	—	24.5	—	24.5
Crude oil contracts	38.5	—	38.5	—	38.5
Gold bullion contracts	1.7	—	1.7	—	1.7
Extendible forward arrangement[1]	3.7	—	3.7	—	3.7
Embedded derivative - prepayment options on Notes	1.5	—	1.5	—	1.5
	$728.6	$639.4	$69.9	$19.3	$728.6
Liabilities
Derivatives
Gold bullion contracts	$(0.7)	$—	$(0.7)	$—	$(0.7)
TARF	(3.0)	—	(3.0)	—	(3.0)
Embedded derivative - Rosebel power purchase agreement	(29.2)	—	(29.2)	—	(29.2)
Long-term debt - Notes[2]	(453.5)	(446.0)	—	—	(446.0)
Long-term debt - equipment loans[3]	(18.9)	—	(19.1)	—	(19.1)
	$(505.3)	$(446.0)	$(52.0)	$—	$(498.0)
1.The carrying amount excludes unamortized deferred gains of $1.9 million.
2.The carrying amount excludes unamortized deferred transaction costs of $6.3 million and the embedded derivative.
3.The carrying amount excludes unamortized deferred transaction costs of $0.2 million.

	December 31, 2020
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$941.5	$941.5	$—	$—	$941.5
Short-term investments	6.0	6.0	—	—	6.0
Restricted cash	38.6	38.6	—	—	38.6
Marketable securities and warrants	16.4	16.0	—	0.4	16.4
Bond fund investments	6.2	6.2	—	—	6.2
Deferred consideration from the sale of Sadiola	14.3	—	—	14.3	14.3
Derivatives
Currency contracts	35.1	—	35.1	—	35.1
Crude oil contracts	3.5	—	3.5	—	3.5
Gold bullion contracts	8.1	—	8.1	—	8.1
Embedded derivative - prepayment options on Notes	8.4	—	8.4	—	8.4
	$1,078.1	$1,008.3	$55.1	$14.7	$1,078.1
Liabilities
Derivatives
Crude oil contracts	$(12.0)	$—	$(12.0)	$—	$(12.0)
Embedded derivative - Rosebel power purchase agreement	(23.3)	—	(23.3)	—	(23.3)
Long-term debt - Notes[1]	(454.2)	(460.4)	—	—	(460.4)
Long-term debt - equipment loan[2]	(28.2)	—	(28.9)	—	(28.9)
	$(517.7)	$(460.4)	$(64.2)	$—	$(524.6)
1.The carrying amount excludes unamortized deferred transaction costs of $7.2 million and the embedded derivative.
2.The carrying amount excludes unamortized deferred transaction costs of $0.2 million.
(b)Valuation techniques
Cash, cash equivalents, short-term investments and restricted cash
Cash, cash equivalents, short-term investments and restricted cash are included in Level 1 due to the short-term maturity of these financial assets.
Marketable securities and warrants
The fair value of marketable securities included in Level 1 is determined based on a market approach. The closing price is a quoted market price from the exchange market which is the principal active market for the particular security. The fair value of investments in equity instruments which are not actively traded is determined using valuation techniques which require inputs that are both unobservable and significant, and therefore were categorized as Level 3 in the fair value hierarchy. The Company uses the latest market transaction price for these securities, obtained from the entity, to value these marketable securities.

Marketable securities included in level 3
Balance, December 31, 2020	$0.4
Reduction in value of marketable securities	—
Change in fair value reported in OCI, net of income taxes	—
Balance, December 31, 2021	$0.4
Bond fund investments
The fair value of bond fund investments included in Level 1 is measured using quoted prices (unadjusted) in active markets.
Deferred consideration from the sale of Sadiola
The significant estimates and assumptions used in determining the fair value of the contingent payments were the production profile and discount rate and therefore classified within Level 3 of the fair value hierarchy.
Derivatives - options and forwards
For derivative contracts, the Company obtains a valuation of the contracts from counterparties of those contracts. The Company assesses the reasonableness of these valuations through internal methods and third-party valuations. The Company then calculates a credit valuation adjustment to reflect the counterparty’s or the Company’s own default risk. Valuations are based on market valuations considering interest rate and volatility, taking into account the credit risk of the financial instrument. Valuations of derivative contracts are therefore classified within Level 2 of the fair value hierarchy.
Derivative - TARF
The fair value of the TARF as at December 31, 2021 was $3.0 million (December 31, 2020 - $nil) and is accounted for at FVTPL. The TARF contractually obligates the Company to future sales of U.S. dollars that are determined by future USDCAD exchange rates in line with notional amounts established by the arrangement. The valuation is based on the discounted estimated cash flows resulting from prevailing USDCAD rates at each future monthly option fixing date. Key inputs used in the valuation include the credit spread, volatility parameter, the risk-free rate curve and future USDCAD exchange rates. Valuation of the TARF is therefore classified within Level 2 of the fair value hierarchy.
Derivative - Extendible forward arrangement
The fair value of the extendible forward arrangement as at December 31, 2021 was $3.7 million (December 31, 2020 - $nil) and is accounted for at FVTPL. For both forward contracts and the extension option within this arrangement, the Company obtains a valuation of the contracts from the counterparty. The Company assesses the reasonableness of these valuations through internal methods and third-party valuations. The Company calculates a credit valuation adjustment to reflect the default risk of the counterparty or the Company. Valuations are based on market valuations considering interest rate and volatility, taking into account the credit risk of the financial instrument. Valuations of derivative contracts are therefore classified within Level 2 of the fair value hierarchy.
Embedded derivatives - Prepayment options on the Notes
The fair value of the embedded derivatives as at December 31, 2021 was $1.5 million (December 31, 2020 - $8.4 million) and is accounted for at FVTPL. The valuation is based on the discounted cash flows at the risk-free rate to determine the present value of the prepayment option. Key inputs used in the valuation include the credit spread, volatility parameter and the risk-free rate curve. Valuation of the prepayment option is therefore classified within Level 2 of the fair value hierarchy.
Embedded derivative - Rosebel power purchase agreement
The fair value of the embedded derivative on Rosebel's power purchase agreement as at December 31, 2021 was $29.2 million (December 31, 2020 - $23.3 million) and is accounted for at FVTPL. Included in the power purchase agreement is a price escalator which results in increases in electricity prices linked to the price of gold. The valuation is based on the discounted estimated incremental cash flows above the baseline power price at the risk-free rate to determine the present value of the price escalator. Key inputs used in the valuation include the credit spread, volatility parameter, the risk-free rate curve and future gold price estimates. Valuation of the price escalator is therefore classified within Level 2 of the fair value hierarchy.
Notes
The fair value of the Notes as at December 31, 2021 was $446 million (December 31, 2020 - $460.4 million). The fair value of the Notes is determined using quoted prices (unadjusted) in active markets, and is therefore classified within Level 1 of the fair value hierarchy.
Equipment loans
The fair value of the equipment loans as at December 31, 2021 was $19.1 million (December 31, 2020 - $28.9 million). The fair value of the equipment loans is determined by applying a discount rate, reflecting the credit spread based on the Company's credit ratings to future cash flows and is therefore classified within Level 2 of the fair value hierarchy.
Other financial assets and liabilities
The fair value of all other financial assets and liabilities of the Company approximate their carrying amounts.